Deferred Income Tax asset and liability - Reconciliation of effective income tax rate (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before Income Tax	S/ 2,302,291	S/ 310,616	S/ 1,943,441
Tax Expense Income At Applicable Tax Rate	679,176	91,632	573,315
Tax Effect Of Revenues from Foreign Subsidiaries	(39,498)	(54,020)	(18,570)
Tax Effect Of Revenues Exempt From Taxation 2011	(224,780)	(131,595)	(128,623)
Tax Effect Of Expense Not Deductible In Determining Taxable Profit Tax Loss	69,367	28,452	64,303
Tax effect of foreign tax rates	17,847	(7,402)	2,901
Income Tax Expense Continuing Operations	S/ 502,112	S/ (72,933)	S/ 493,326
Accounting Profit Percentage	100.00%	100.00%	100.00%
Applicable Tax Rate	29.50%	29.50%	29.50%
Tax Rate Effect Of Revenues from Foreign Subsidiaries	(1.70%)	(17.40%)	(1.00%)
Tax Rate Effect Of Revenues Exempt From Taxation	(9.80%)	(42.40%)	(6.60%)
Tax Rate Effect Of Expense Not Deductible In Determining Taxable Profit Tax Loss	3.00%	9.20%	3.30%
Tax Rate Effect Of Foreign Tax Rates	0.80%	(2.40%)	0.20%
Average Effective Tax Rate	21.80%	(23.50%)	25.40%